Apr. 29, 2025
Venerable Emerging Markets Equity Fund
Investment Objective
The Venerable Emerging Markets Equity Fund (the "Fund") seeks to provide long term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	1.01%	1.01%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.18%	0.18%
Total Annual Operating Expenses	1.49%	1.19%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.44%	1.19%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$147	$461
Class I	$121	$378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of emerging market companies and in derivatives that have economic characteristics similar to equity securities of emerging market companies.

The Fund invests in equity securities, including common stocks and preferred stocks, of companies economically tied to emerging market countries and in depositary receipts representing shares in such companies. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In determining if a security is economically tied to an emerging market country, the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg L.P. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's investments may be illiquid investments.

The Fund may use derivatives, including country index futures, swaps, and/or currency forwards, to manage country and currency exposure and to facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector and the financials sector. In addition, the Fund expects to have a significant focus on issuers located in China.

The Fund may invest in other investment companies and other pooled investment vehicles. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.